Vanguard Intermediate-Term Corporate Bond Index Fund Average Annual Total Returns - ETF Prospectus [Member]	12 Months Ended	60 Months Ended	86 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. 5-10 Year Corporate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.21%	0.89%		2.82%
Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.33%	(0.27%)	0.99%	1.39%
ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.43%	(0.50%)		1.32%
ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.91%	0.09%		1.48%
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.26%	0.85%		2.73%
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.20%	0.79%		2.69%